Document and Entity Information	May 10, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 10, 2024
Entity Registrant Name	Fisker Inc./DE
Entity Incorporation State Country Code	DE
Entity File Number	001-38625
Entity Tax Identification Number	82-3100340
Entity Address Address Line 1	1888 Rosecrans Avenue
Entity Address City Or Town	Manhattan Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90266
City Area Code	833
Local Phone Number	434-7537
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value of $0.00001 per share
Trading Symbol	FSRN
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001720990
Amendment Flag	false